Equity instruments - Changes in financial assets at FVTOCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Beginning balance, FVTOCI	$ 155,789
Valuation adjustments, FVTOCI	4,108	$ (1,226)
Valuation adjustments, AFS			$ 1,932
Amounts reclassified to consolidated income statement, FVTOCI	(189)	69
Amounts reclassified to consolidated income statement, AFS			(9)
Ending balance, FVTOCI	236,980	155,789
Equity instruments.
Financial instruments
Beginning balance, FVTOCI	535	795
Beginning balance, AFS		795	326
Recognition of own equity instruments held for future equity-settled share-based payments		(247)
Transfer to non-current assets held for sale, AFS			472
Valuation adjustments, FVTOCI	107	(13)
Valuation adjustments, AFS			(3)
Ending balance, FVTOCI	642	535	795
Ending balance, AFS			$ 795
Financial assets at fair value through other comprehensive income category | Equity instruments.
Financial instruments
Valuation adjustments, FVTOCI	$ 107	$ (13)